Cash Convertible Senior Notes and Related Transactions (Tables)	12 Months Ended
Dec. 31, 2011
Cash Convertible Senior Notes and Related Transactions [Abstract]
Principal amount, carrying amount, and interest expense of the notes
The following tables provide additional information regarding the Notes:

	December 31, 2011	December 31, 2010
Principal amount	$175.0	$175.0
Less: unamortized issuance discount	$(27.0)	(33.6)
Carrying amount, net of discount	$148.0	$141.4

	Year Ended
	December 31,
	2011	2010
Contractual coupon interest	$8.4	$6.0
Amortization of discount and deferred financing costs	7.8	5.3
Total interest expense[1]	$16.2	$11.3
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[1]	A portion of the interest relating to the Notes is capitalized as Construction in progress.